Sharebased compensation (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
PSUs Converted to Class B Shares	2,720,104
Directors, officers, employees and consultants [Member]
Statement [Line Items]
Number of share granted	2,488,000	60,000	2,841,086
Number of share expired	301,414	42,226	953,803
Number of share cancelled		2,820,104
Number of share issue against replacement performance share unit		2,820,104
Former Director [Member]
Statement [Line Items]
PSUs Forfeited	100,000